Risk Report - Risk Performance	12 Months Ended
Dec. 31, 2024
Risk Performance [Abstract]
Disclosure of Credit Risk Exposure [text block]
Credit Risk Exposure
Deutsche Bank defines its credit exposure by taking into account all transactions where losses might occur due to the fact that counterparties may not fulfill their contractual payment obligations as defined under ‘Credit Risk Framework’.
Maximum Exposure to Credit Risk
The maximum exposure to credit risk table shows the direct exposure before consideration of associated collateral held and other credit enhancements (netting and hedges) that do not qualify for offset in the financial statements for the periods specified. The netting credit enhancement component includes the effects of legally enforceable netting agreements as well as the offset of negative mark-to-markets from derivatives against pledged cash collateral. The collateral credit enhancement component mainly includes real estate, collateral in the form of cash as well as securities-related collateral. In relation to collateral, the Group applies internally determined haircuts and additionally cap all collateral values at the level of the respective collateralized exposure.
Maximum Exposure to Credit Risk
	Dec 31, 2024
			Credit Enhancements
in € m.	Maximum exposure to credit risk[1]	Subject to impairment	Netting	Collateral	Guarantees and Credit derivatives[2]	Total credit enhancements
Financial assets at amortized cost[3]
Cash and central bank balances	147,511	147,511	−	0	−	0
Interbank balances (w/o central banks)	6,169	6,169	−	0	0	0
Central bank funds sold and securities purchased under resale agreements	40,802	40,802	−	40,580	−	40,580
Securities borrowed	44	44	−	32	−	32
Loans	489,579	489,579	−	264,252	44,211	308,463
Other assets subject to credit risk[4,5]	81,985	76,702	24,750	1,668	270	26,687
Total financial assets at amortized cost[3]	766,091	760,807	24,750	306,532	44,481	375,763
Financial assets at fair value through profit or loss[6]
Trading assets	134,118	−	−	1,207	612	1,819
Positive market values from derivative financial instruments	291,800	−	229,605	45,613	115	275,333
Non-trading financial assets mandatory at fair value through profit or loss	113,433	−	1,638	103,339	292	105,269
Of which:
Securities purchased under resale agreement	88,736	−	1,638	87,091	0	88,729
Securities borrowed	15,913	−	−	15,671	0	15,671
Loans	1,954	−	−	485	272	757
Financial assets designated at fair value through profit or loss	0	−	−	0	0	0
Total financial assets at fair value through profit or loss	539,350	−	231,243	150,159	1,019	382,421
Financial assets at fair value through OCI	42,090	42,090	0	4,077	1,168	5,244
Of which:
Securities purchased under resale agreement	2,786	2,786	−	2,455	0	2,455
Securities borrowed	0	0	−	0	0	0
Loans	5,068	5,068	−	454	1,168	1,621
Total financial assets at fair value through OCI	42,090	42,090	−	4,077	1,168	5,244
Financial guarantees and other credit related contingent liabilities[7]	73,468	73,467	−	4,410	9,227	13,637
Revocable and irrevocable lending commitments and other credit related commitments[7]	269,699	268,373	−	21,737	8,227	29,964
Total off-balance sheet	343,167	341,840	−	26,147	17,455	43,602

Maximum exposure to credit risk	1,690,698	1,144,738	255,993	486,915	64,122	807,029

[1] Does not include credit derivative notional sold € 597.9 billion and credit derivative notional bought protection
[2] Bought Credit protection is reflected with the notional of the underlying
[3] All amounts at gross value before deductions of allowance for credit losses
[4] All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L
[5] Includes Asset Held for Sale regardless of accounting classification
[6] Excludes equities, other equity interests and commodities
[7] Figures are reflected at notional amounts
	Dec 31, 2023
			Credit Enhancements
in € m.	Maximum exposure to credit risk[1]	Subject to impairment	Netting	Collateral	Guarantees and Credit derivatives[2]	Total credit enhancements
Financial assets at amortized cost[3]
Cash and central bank balances	178,424	178,424	−	0	−	0
Interbank balances (w/o central banks)	6,144	6,144	−	0	0	0
Central bank funds sold and securities purchased under resale agreements	14,725	14,725	−	13,761	−	13,761
Securities borrowed	39	39	−	33	−	33
Loans	484,527	484,527	−	260,047	42,191	302,239
Other assets subject to credit risk[4,5]	82,826	77,541	24,019	914	626	25,559
Total financial assets at amortized cost[3]	766,685	761,400	24,019	274,755	42,817	341,591
Financial assets at fair value through profit or loss[6]
Trading assets	122,841	−	−	1,458	951	2,408
Positive market values from derivative financial instruments	251,877	−	195,517	40,036	30	235,583
Non-trading financial assets mandatory at fair value through profit or loss	87,153	−	1,931	76,894	92	78,917
Of which:
Securities purchased under resale agreement	65,937	−	1,931	63,877	0	65,807
Securities borrowed	13,036	−	−	12,863	0	12,863
Loans	812	−	−	89	72	160
Financial assets designated at fair value through profit or loss	75	−	−	0	0	0
Total financial assets at fair value through profit or loss	461,946	−	197,447	118,388	1,072	316,908
Financial assets at fair value through OCI	35,546	35,546	0	2,744	988	3,732
Of which:
Securities purchased under resale agreement	1,805	1,805	−	1,740	0	1,740
Securities borrowed	0	0	−	0	0	0
Loans	4,867	4,867	−	16	976	991
Total financial assets at fair value through OCI	35,546	35,546	−	2,744	988	3,732
Financial guarantees and other credit related contingent liabilities[7]	65,131	64,798	−	4,127	7,136	11,263
Revocable and irrevocable lending commitments and other credit related commitments[7]	255,409	254,016	−	21,736	6,779	28,515
Total off-balance sheet	320,540	318,814	−	25,863	13,915	39,777

Maximum exposure to credit risk	1,584,717	1,115,760	221,466	421,750	58,792	702,008

[1] Does not include credit derivative notional sold € 540.1 billion and credit derivative notional bought protection
[2] Bought Credit protection is reflected with the notional of the underlying
[3] All amounts at gross value before deductions of allowance for credit losses
[4] All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L
[5] Includes Asset Held for Sale regardless of accounting classification
[6] Excludes equities, other equity interests and commodities
[7] Figures are reflected at notional amounts
The overall increase in maximum exposure to credit risk for December 31, 2024 was € 106.0 billion, mainly driven by increases of € 39.9 billion in positive market values from derivatives financial instruments, € 26.1 billion in central bank funds sold and securities purchased, € 22.8 billion in securities purchased under resale agreement at fair value through profit or loss, € 22.6 billion in off-balance sheet exposure, € 11.3 billion in trading assets, € 6.5 billion in financial assets at fair value through OCI, and € 5.1 billion in loans at amortized cost. These increases were partly offset by a decrease in cash and central bank balances of € 30.9 billion.
Trading assets as of December 31, 2024, includes traded bonds of € 120.0 billion (€ 112.5 billion as of December 31, 2023) of which over 82 % were investment-grade (over 85 % as of December 31, 2023).
Credit Enhancements are split into three categories: netting, collateral and guarantees/credit derivatives. Haircuts, parameter setting for regular margin calls as well as expert judgments for collateral valuation are employed to prevent market developments from leading to a build-up of uncollateralized exposures. All categories are monitored and reviewed regularly. Overall credit enhancements received are diversified and of adequate quality being largely cash, highly rated government bonds and third-party guarantees mostly from well rated banks and insurance companies. These financial institutions are domiciled mainly in European countries and the United States. Furthermore, the bank has collateral pools of highly liquid assets and mortgages (principally consisting of residential properties mainly in Germany) for the homogeneous retail portfolio.
Main Credit Exposure Categories
The tables in this section show details about several of Deutsche Bank’s main credit exposure categories, namely Loans, Revocable and Irrevocable Lending Commitments, Contingent Liabilities Over-The-Counter (“OTC”) Derivatives, Debt Securities and Repo and repo-style transactions:
– “Loans” are gross loans as reported on our balance sheet at amortized cost, loans at fair value through profit and loss and loans at fair value through other comprehensive income before deduction of allowance for credit losses; this includes “Traded loans” that are bought and held for the purpose of selling them in the near term, or the material risks of which have all been hedged or sold; from a regulatory perspective the latter category principally covers trading book positions
– “Revocable and irrevocable lending commitments” consist of the undrawn portion of revocable and irrevocable lending-related commitments
– “Contingent liabilities” consist of financial and performance guarantees, standby letters of credit and other similar arrangements (mainly indemnity agreements)
– “OTC derivatives” are the bank’s credit exposures from over-the-counter derivative transactions that the Group has entered into, after netting and cash collateral received; on the bank’s balance sheet, these are included in financial assets at fair value through profit or loss or, for derivatives qualifying for hedge accounting, in other assets, in either case only applying cash collateral received and netting eligible under IFRS
– “Debt securities” include debentures, bonds, deposits, notes or commercial paper, which are issued for a fixed term and redeemable by the issuer, as reported on our balance sheet within accounting categories at amortized cost and at fair value through other comprehensive income before deduction of allowance for credit losses, it also includes category at fair value through profit and loss; this includes “Traded bonds”, which are bonds, deposits, notes or commercial paper that are bought and held for the purpose of selling them in the near term; from a regulatory perspective the latter category principally covers trading book positions
– “Repo and repo-style transactions” consist of reverse repurchase transactions, as well as securities or commodities borrowing transactions, only applying collateral received and netting eligible under IFRS
Although considered in the monitoring of maximum credit exposures, the following are not included in the details of the Group’s main credit exposure: brokerage and securities related receivables, cash and central bank balances, interbank balances (without central banks), assets held for sale, accrued interest receivables, traditional securitization positions.
Unless stated otherwise, the tables below reflect credit exposure before the consideration of collateral and risk mitigation or structural enhancements, except for OTC derivatives wherein they are post credit enhancements.
Main Credit Exposure Categories by Business Divisions
	Dec 31, 2024
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Corporate Bank	116,674	212	508	4,110	170,667	67,067	47
Investment Bank	110,077	11,068	1,443	958	61,692	3,268	24,031
Private Bank	257,476	6	0	0	37,110	2,815	391
Asset Management	1	0	0	0	130	9	0
Corporate & Other	5,352	93	3	0	100	309	2,431
Total	489,579	11,380	1,954	5,068	269,699	73,468	26,900

…
	Dec 31, 2024
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Corporate Bank	266	14	0	9,033	0	0	368,598
Investment Bank	5,369	122,813	1,268	31,813	104,248	0	478,048
Private Bank	409	1	1	0	0	0	298,209
Asset Management	0	4,526	82	0	0	0	4,748
Corporate & Other	15,612	390	32,885	0	401	2,786	60,362
Total	21,655	127,744	34,236	40,846	104,649	2,786	1,209,964

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.6 billion as of December 31, 2024
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 60.7 million as of December 31, 2024
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.2 billion as of December 31, 2024
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 41.6 million as of December 31, 2024
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 25.6 million as of December 31, 2024
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
	Dec 31, 2023
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Corporate Bank	116,732	456	303	4,393	158,490	59,781	55
Investment Bank	100,645	7,614	582	474	56,939	2,169	18,991
Private Bank	261,250	0	0	0	39,515	3,128	301
Asset Management	3	0	0	0	99	9	0
Corporate & Other	5,896	165	3	0	365	44	3,208
Total	484,527	8,235	887	4,867	255,409	65,131	22,555

…
	Dec 31, 2023
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Corporate Bank	294	19	0	595	0	0	341,118
Investment Bank	4,611	114,741	1,520	14,169	74,878	0	397,333
Private Bank	447	1	1	0	0	0	304,644
Asset Management	0	4,483	82	0	0	0	4,675
Corporate & Other	16,516	1,242	27,271	0	4,096	1,805	60,611
Total	21,868	120,485	28,874	14,764	78,973	1,805	1,108,381

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 13.4 billion as of December 31, 2023
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 44.2 million as of December 31, 2023
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.3 billion as of December 31, 2023
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 39.5 million as of December 31, 2023
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 1.5 million as of December 31, 2023
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
Deutsche Bank’s total main credit exposure increased by € 101.5 billion year-on-year where € 80.7 billion of an increase in Investment Bank mainly driven by higher repo and repo style holding due to increased firm trading activities and client flows as well as growth in loans and € 27.5 billion of an increase in the Corporate Bank driven by growth in off balance sheet exposure due to new and refinanced deals which is partly offset by a decrease in the Private Bank by € 6.4 billion Exposure increases have been observed across all the products included in main credit exposures by business divisions.
Main Credit Exposure Categories by Industry Sectors
The below tables give an overview of the bank’s credit exposure by industry based on the NACE code of the counterparty. NACE (Nomenclature des Activités Économiques dans la Communauté Européenne) is a standard European industry classification system and does not have to be congruent with an internal risk based view applied elsewhere in this report.
	Dec 31, 2024
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Agriculture, forestry and fishing	336	0	0	0	239	24	1
Mining and quarrying	1,885	2,392	66	0	5,934	1,275	145
Manufacturing	26,634	525	5	1,195	56,933	14,331	1,205
Electricity, gas, steam and air conditioning supply	4,346	632	0	38	8,870	4,489	150
Water supply, sewerage, waste management and remediation activities	595	0	0	3	1,013	264	50
Construction	4,330	244	0	30	3,039	3,244	13
Wholesale and retail trade, repair of motor vehicles and motorcycles	21,405	165	103	809	18,290	6,339	180
Transport and storage	4,766	416	63	103	5,373	1,201	164
Accommodation and food service activities	2,665	64	0	19	1,314	150	2
Information and communication	8,930	757	16	237	16,501	3,014	384
Financial and insurance activities⁸	126,640	3,944	1,177	1,589	95,492	34,889	22,093
Real estate activities⁹	49,859	1,005	136	535	7,868	399	326
Professional, scientific and technical activities	6,276	133	0	214	5,754	2,129	161
Administrative and support service activities	8,921	319	95	161	5,025	493	138
Public administration and defense, compulsory social security	5,740	458	14	24	7,438	120	286
Education	295	17	0	0	99	55	55
Human health services and social work activities	4,130	29	0	12	1,850	91	46
Arts, entertainment and recreation	820	4	0	15	1,166	83	17
Other service activities	6,719	260	280	81	7,013	628	1,305
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	204,282	0	0	0	20,488	246	174
Activities of extraterritorial organizations and bodies	5	17	0	0	1	3	4
Total	489,579	11,380	1,954	5,068	269,699	73,468	26,900

	Dec 31, 2024
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Agriculture, forestry and fishing	0	2	0	0	0	0	602
Mining and quarrying	41	553	2	0	0	0	12,293
Manufacturing	23	1,389	50	43	42	0	102,375
Electricity, gas, steam and air conditioning supply	71	915	28	0	0	0	19,541
Water supply, sewerage, waste management and remediation activities	0	143	1	0	0	0	2,070
Construction	264	344	285	0	0	0	11,793
Wholesale and retail trade, repair of motor vehicles and motorcycles	0	612	3	0	0	0	47,904
Transport and storage	159	461	3	0	0	0	12,710
Accommodation and food service activities	5	90	1	0	0	0	4,311
Information and communication	31	1,048	0	0	0	0	30,918
Financial and insurance activities⁸	5,379	29,863	5,671	40,437	104,150	2,786	474,109
Real estate activities⁹	198	1,277	181	324	7	0	62,114
Professional, scientific and technical activities	48	256	105	0	0	0	15,075
Administrative and support service activities	19	471	4	0	16	0	15,661
Public administration and defense, compulsory social security	14,160	83,873	27,354	0	110	0	139,577
Education	0	262	14	0	0	0	797
Human health services and social work activities	103	289	0	0	1	0	6,550
Arts, entertainment and recreation	0	19	0	0	0	0	2,124
Other service activities	450	3,514	13	42	207	0	20,514
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	0	0	0	0	0	0	225,190
Activities of extraterritorial organizations and bodies	704	2,362	522	0	117	0	3,735
Total	21,655	127,744	34,236	40,846	104,649	2,786	1,209,964

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.6 billion as of December 31, 2024
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 60.7 million as of December 31, 2024
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to  € 2.2 billion as of December 31, 2024
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 41.6 million as of December 31, 2024
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 25.6 million as of December 31, 2024
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[8] Includes exposure to Corporates including Holding Companies of € 108 billion , Asset-Backed Securities of € 49 billion , Banks of € 66 billion , Insurance of € 9 billion , Financial Intermediaries of € 15 billion and Public Sector of € 17 billion , all based on internal client classification
[9] Non-recourse Commercial Real Estate portfolio based on Deutsche Bank’s definition is € 36 billion
	Dec 31, 2023
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Agriculture, forestry and fishing	384	2	0	0	224	32	1
Mining and quarrying	2,774	230	126	0	4,893	1,409	47
Manufacturing	28,397	285	5	1,877	53,572	13,809	1,303
Electricity, gas, steam and air conditioning supply	4,081	307	75	272	6,475	2,967	142
Water supply, sewerage, waste management and remediation activities	486	0	0	0	523	148	38
Construction	4,257	217	1	20	2,965	3,060	7
Wholesale and retail trade, repair of motor vehicles and motorcycles	21,030	233	79	784	16,540	6,247	599
Transport and storage	4,924	616	13	63	6,088	1,108	173
Accommodation and food service activities	1,862	3	0	0	1,015	138	10
Information and communication	7,589	372	21	100	13,244	3,209	289
Financial and insurance activities⁸	110,901	3,840	276	1,281	90,138	28,491	18,176
Real estate activities⁹	49,267	1,302	103	122	7,061	183	304
Professional, scientific and technical activities	6,889	68	0	0	6,190	2,213	172
Administrative and support service activities	8,911	148	169	157	5,007	577	486
Public administration and defense, compulsory social security	5,731	364	10	27	6,759	123	303
Education	279	2	0	0	72	55	68
Human health services and social work activities	4,390	42	0	0	1,725	127	53
Arts, entertainment and recreation	1,017	22	0	33	1,402	102	49
Other service activities	5,302	183	10	130	4,534	850	165
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	216,055	0	0	1	26,981	282	140
Activities of extraterritorial organizations and bodies	0	0	0	0	0	2	29
Total	484,527	8,235	887	4,867	255,409	65,131	22,555

	Dec 31, 2023
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Agriculture, forestry and fishing	0	0	0	0	0	0	643
Mining and quarrying	46	486	2	0	0	0	10,012
Manufacturing	0	1,481	54	0	0	0	100,783
Electricity, gas, steam and air conditioning supply	175	776	20	0	0	0	15,289
Water supply, sewerage, waste management and remediation activities	29	26	0	0	0	0	1,250
Construction	130	387	133	0	0	0	11,177
Wholesale and retail trade, repair of motor vehicles and motorcycles	0	458	2	0	0	0	45,973
Transport and storage	66	481	15	0	0	0	13,548
Accommodation and food service activities	5	90	0	0	0	0	3,124
Information and communication	95	531	0	0	0	0	25,449
Financial and insurance activities⁸	4,639	25,416	4,789	14,695	76,785	1,805	381,232
Real estate activities⁹	227	1,159	546	69	0	0	60,343
Professional, scientific and technical activities	49	151	111	0	0	0	15,843
Administrative and support service activities	51	436	8	0	0	0	15,950
Public administration and defense, compulsory social security	15,907	83,791	22,725	0	2,154	0	137,893
Education	0	160	9	0	0	0	645
Human health services and social work activities	99	95	11	0	0	0	6,543
Arts, entertainment and recreation	0	58	0	0	0	0	2,683
Other service activities	146	3,028	151	0	34	0	14,531
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	0	0	0	0	0	0	243,459
Activities of extraterritorial organizations and bodies	205	1,476	298	0	0	0	2,010
Total	21,868	120,485	28,874	14,764	78,973	1,805	1,108,381

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 13.4 billion as of December 31, 2023
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 44.2 million as of December 31, 2023
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.3 billion as of December 31, 2023
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 39.5 million as of December 31, 2023
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 1.5 million as of December 31, 2023
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[8] Includes exposure to Corporates including Holding Companies of € 96 billion , Asset-Backed Securities of € 44 billion , Banks of € 55 billion , Insurance of € 13 billion , Financial Intermediaries of € 10 billion and Public Sector of € 16 billion , all based on internal client classification
[9] Non-recourse Commercial Real Estate portfolio based on Deutsche Bank’s definition is € 38 billion
All credit exposures are subject to the same credit underwriting requirements stipulated in the bank’s “Principles for Managing Credit Risk”, including various controls according to single name, country, industry and product/asset class-specific concentration.
Material transactions, such as loans underwritten with the intention to sell down or distribute part of the risk to third parties, are subject to review and approval by senior credit risk management professionals and (depending upon size) an underwriting committee and/or the Management Board. High emphasis is placed on structuring and pricing such transactions so that de-risking can be achieved in a timely manner and – where Deutsche Bank takes market price risk – to mitigate such market risk.
The Group’s credit exposure to the ten largest counterparties accounted for 11% of the bank’s aggregated total credit exposure in these categories as of December 31, 2024, compared with 12% as of December 31, 2023. The top ten counterparty exposures were well-rated counterparties or otherwise related to structured trades which show high levels of risk mitigation.
The Group’s amortized cost loan exposure within above categories is mostly with borrowers of good credit quality. Moreover, with the focus on the Corporate Bank and Investment Bank, loan exposure is subject to further risk mitigation through the bank’s e.g. Strategic Corporate Lending unit.
Deutsche Bank’s household loan exposure is principally associated with Private Bank portfolios.
The bank’s amortized cost loan exposure of € 49.9 billion to Real Estate activities as reported above is based on NACE code classification and comprises of recourse and non-recourse financing, across various parts of the Group and client segments. This includes € 24.0 billion of loans which is based on Deutsche Bank’s definition of non-recourse CRE loans. For more information on non-recourse CRE loans, see section Focus areas in 2024.
The Group’s commercial real estate loans, primarily originated in the U.S. and Europe, are generally secured by first mortgages on the underlying real estate property. Deutsche Bank originates fixed and floating rate loans and selectively acquires (generally at substantial discount) sub- /non-performing loans sold by financial institutions. The underwriting process is stringent and the exposure is managed under separate portfolio limits. Credit underwriting policy guidelines provide that LTV ratios of generally less than 75 % are adhered to at loan origination. Additionally, given the significance of the underlying collateral, independent external appraisals are commissioned for all secured loans by a valuation team (part of the independent Credit Risk Management function) which is also responsible for reviewing and challenging the reported real estate values regularly. Deutsche Bank originates loans for distribution in the banking market or via securitization. In this context Deutsche Bank frequently retains a portion of the syndicated loans while securitized positions may be entirely sold (except where regulation requires retention of economic risk). Mezzanine or other junior tranches of debt are retained only in exceptional cases. The bank also participates in conservatively underwritten unsecured lines of credit to well-capitalized real estate investment trusts and other real estate operating companies.
Commercial real estate property valuations and rental incomes can be significantly impacted by macro-economic conditions and idiosyncratic events affecting the underlying properties. Accordingly, the portfolio is categorized as higher risk and hence subject to the aforementioned tight restrictions on concentration.
Deutsche Bank’s exposure to Financial and Insurance Activities is € 474.1 billion as of December 31, 2024 which also includes exposures to Asset Backed Securities, Banks, Insurance, Financial intermediaries, Public Sector as well as to Corporates including Holding Companies. Exposures are managed using bespoke risk management frameworks, trade-by-trade approvals and relevant risk appetite metrics. Total loans across all applicable measurement categories amounted to € 133.4 billion, total repo and repo style transactions across all applicable measurement categories amounted to € 147.4 billion and off-balance sheet activities amounted to € 130.4 billion as of December 31, 2024 and were principally associated with Investment Bank and Corporate Bank portfolios, which were majorly held in North America and Europe.
Main credit exposure categories by geographical region
	Dec 31, 2024
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevo- cable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Europe	331,232	3,420	702	1,843	146,860	42,033	15,611
Of which:
Germany	220,959	304	353	512	72,341	15,761	4,393
United Kingdom	11,044	365	23	163	12,589	4,418	3,594
France	4,319	69	39	33	6,967	2,111	746
Luxembourg	17,119	944	14	131	8,737	546	1,780
Italy	23,190	229	24	69	4,424	5,302	266
Netherlands	9,593	265	4	332	9,452	2,964	1,460
Spain	15,580	109	40	123	3,833	4,633	169
Ireland	6,483	271	195	61	5,057	295	568
Switzerland	6,050	19	0	196	8,562	2,548	434
Poland	2,890	0	0	15	2,358	181	5
Belgium	1,991	33	0	80	1,685	1,582	181
Russian Federation⁸	102	0	0	12	1	21	0
Ukraine⁸	98	172[9]	0	0	0	5	0
Other Europe⁸	11,813	639	10	116	10,855	1,665	2,016
North America	108,465	3,262	931	2,324	110,332	14,856	5,890
Of which:
U.S.	95,186	2,986	507	2,095	102,989	13,462	4,923
Cayman Islands	5,969	151	319	87	2,770	660	515
Canada	1,491	121	33	118	2,584	223	202
Other North America	5,819	4	72	24	1,989	511	250
Asia/Pacific	40,066	1,433	309	611	9,941	15,232	5,156
Of which:
Japan	1,744	151	42	77	532	645	598
Australia	3,404	238	0	9	2,918	1,371	512
India	9,001	24	25	0	1,405	3,789	104
China	4,245	4	95	24	443	1,852	755
Singapore	5,146	95	17	129	1,136	2,128	291
Hong Kong	3,062	90	0	87	723	366	229
Other Asia/Pacific	13,466	831	130	285	2,783	5,082	2,666
Other geographical areas	9,816	3,265	11	289	2,567	1,348	244
Total	489,579	11,380	1,954	5,068	269,699	73,468	26,900

	Dec 31, 2024
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Europe	10,425	57,024	15,388	27,957	34,516	283	687,293
Of which:
Germany	321	7,899	1,887	2,033	855	0	327,619
United Kingdom	503	12,141	1,983	12,407	14,163	0	73,393
France	1,511	7,855	3,888	4,077	8,058	0	39,672
Luxembourg	0	2,699	472	127	3,615	0	36,184
Italy	4,914	8,038	985	4,144	1,425	0	53,011
Netherlands	87	2,014	33	0	71	0	26,276
Spain	1,489	4,096	359	1,388	33	0	31,853
Ireland	1,326	1,695	8	29	1,065	0	17,053
Switzerland	0	1,657	1	2,658	280	0	22,404
Poland	0	262	3,554	0	84	0	9,349
Belgium	0	4,197	1,572	0	5	0	11,325
Russian Federation⁸	0	3	0	0	0	0	138
Ukraine⁸	0	165	13	0	0	0	454
Other Europe⁸	273	4,304	634	1,094	4,861	283	38,562
North America	7,227	34,972	12,695	8,205	52,388	0	361,546
Of which:
U.S.	6,854	33,637	12,499	4,991	39,389	0	319,517
Cayman Islands	373	370	0	3,032	9,388	0	23,634
Canada	0	872	195	0	3,575	0	9,415
Other North America	0	93	0	182	36	0	8,979
Asia/Pacific	3,844	28,246	5,995	3,839	17,524	1,006	133,202
Of which:
Japan	6	2,985	964	178	8,815	0	16,736
Australia	2,526	2,374	311	212	2,720	0	16,596
India	658	6,630	75	0	0	681	22,391
China	0	4,400	274	0	952	0	13,042
Singapore	61	946	738	0	711	0	11,397
Hong Kong	9	559	553	0	329	0	6,007
Other Asia/Pacific	584	10,353	3,081	3,449	3,997	326	47,032
Other geographical areas	160	7,501	158	845	222	1,497	27,923
Total	21,655	127,744	34,236	40,846	104,649	2,786	1,209,964

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.6 billion as of December 31, 2024
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 60.7 million as of December 31, 2024
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.2 billion as of December 31, 2024
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 41.6 million as of December 31, 2024
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 25.6 million as of December 31, 2024
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[8] Thematic addition on back of the ongoing border conflict between the Russian Federation and Ukraine
[9] Ukraine trading loan exposure driven by financing, materially guaranteed by supranational development bank. Net exposure considering broader risk mitigation structure is deminimis
	Dec 31, 2023
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevo- cable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Europe	338,507	2,906	516	1,698	148,778	39,716	14,814
Of which:
Germany	231,287	321	70	409	76,810	16,532	4,146
United Kingdom	8,323	239	97	252	13,175	3,102	4,834
France	4,587	76	75	317	7,868	1,876	694
Luxembourg	18,056	612	23	142	8,493	641	970
Italy	23,490	138	32	16	4,842	5,021	219
Netherlands	8,996	248	8	252	9,279	2,863	1,463
Spain	16,073	230	24	91	3,738	4,330	219
Ireland	5,273	331	184	87	4,237	351	542
Switzerland	6,827	37	1	0	8,206	2,558	355
Poland	2,617	0	0	16	2,569	176	6
Belgium	1,742	23	0	58	1,551	623	144
Russian Federation⁸	243	6	0	7	26	21	0
Ukraine⁸	8	208[9]	0	0	3	5	0
Other Europe⁸	10,984	435	2	50	7,981	1,617	1,222
North America	101,306	2,325	238	2,378	95,768	12,172	4,745
Of which:
U.S.	89,570	2,202	178	2,247	89,460	10,754	3,269
Cayman Islands	4,985	50	0	0	2,383	787	963
Canada	1,396	49	3	106	2,048	226	324
Other North America	5,356	24	56	24	1,877	405	188
Asia/Pacific	35,807	1,746	123	597	9,031	12,093	2,745
Of which:
Japan	1,404	328	34	10	481	451	459
Australia	3,203	250	0	0	2,652	830	153
India	7,576	78	88	23	921	3,774	53
China	4,254	1	0	22	413	1,442	762
Singapore	3,789	362	0	189	1,558	1,357	157
Hong Kong	2,259	64	0	82	836	607	242
Other Asia/Pacific	13,323	662	1	271	2,170	3,632	919
Other geographical areas	8,906	1,259	10	193	1,831	1,151	252
Total	484,527	8,235	887	4,867	255,409	65,131	22,555

	Dec 31, 2023
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Europe	9,682	52,205	12,884	6,021	17,184	395	645,306
Of which:
Germany	830	10,114	1,388	348	1,351	0	343,606
United Kingdom	240	10,475	1,504	461	3,773	0	46,476
France	0	7,756	2,901	657	5,100	0	31,906
Luxembourg	0	2,180	537	9	206	0	31,870
Italy	4,890	7,953	1,030	2,251	1,688	0	51,571
Netherlands	0	2,289	27	0	99	0	25,526
Spain	1,487	3,144	358	1,587	35	0	31,318
Ireland	1,563	1,269	7	0	960	0	14,804
Switzerland	0	1,289	1	0	225	0	19,499
Poland	0	473	2,899	0	98	0	8,852
Belgium	0	1,759	1,606	0	11	0	7,517
Russian Federation⁸	0	31	0	0	0	0	333
Ukraine⁸	0	73	7	0	0	0	305
Other Europe⁸	672	3,401	619	707	3,638	395	31,724
North America	9,433	32,184	11,503	5,855	47,782	0	325,688
Of which:
U.S.	9,415	31,042	11,320	2,979	14,357	0	266,793
Cayman Islands	0	495	0	2,876	33,284	0	45,823
Canada	0	546	183	0	54	0	4,936
Other North America	18	101	0	0	88	0	8,137
Asia/Pacific	2,428	31,297	4,295	2,620	13,860	858	117,499
Of which:
Japan	22	3,017	485	431	8,818	0	15,941
Australia	1,725	2,387	315	0	284	0	11,800
India	414	5,858	62	0	0	279	19,126
China	0	7,977	98	0	1,365	0	16,334
Singapore	0	1,396	665	0	683	0	10,156
Hong Kong	9	738	463	0	124	0	5,424
Other Asia/Pacific	258	9,922	2,206	2,189	2,587	579	38,718
Other geographical areas	325	4,799	191	268	148	552	19,887
Total	21,868	120,485	28,874	14,764	78,973	1,805	1,108,381

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 13.4 billion as of December 31, 2023
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 44.2 million as of December 31, 2023
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.3 billion as of December 31, 2023
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 39.5 million as of December 31, 2023
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 1.5 million as of December 31, 2023
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[8] Thematic addition on back of the ongoing border conflict between the Russian Federation and Ukraine
[9] Ukraine trading loan exposure driven by financing, materially guaranteed by supranational development bank. Net exposure considering broader risk mitigation structure is deminimis
The tables above provide an overview of Deutsche Bank’s credit exposure by geographical region, allocated based on the counterparty’s country of domicile. The domicile view might differ from any internal risk based view applied elsewhere in this report.
The Group’s largest concentration of credit risk within loans from a regional perspective is in its home market Germany, with a significant share in households, which includes the majority of the mortgage lending and home loan business.
Within OTC derivatives, tradable assets as well as repo and repo-style transactions, the largest concentrations from a regional perspective were in Europe and North America.

Main Credit Exposure [Abstract]
Focus Areas [Text block]	Focus areas in 2024 As previously mentioned in the Key risk themes section, Deutsche Bank has identified commercial real estate, the automotive industry and climate risk as focus areas of the Group in 2024. Commercial Real Estate Commercial Real Estate (CRE) markets continue to face headwinds due to the impacts of higher interest rates, reduced market liquidity combined with tightened lending conditions, and structural changes in the office sector. The market stress has been more pronounced in the U.S. where property price indices show a more substantial decline of CRE asset values from recent peaks compared to Europe and APAC. Especially, within the office segment, the market weakness is most evident in the U.S., reflected in subdued leasing activity and higher vacancy rates compared to Europe. Recent market data indicate stabilization in some markets. For example, a key CRE price index curve in the U.S. has flattened over the past year, indicating property market values in the U.S. have bottomed out on a broad average while some value decline can still be observed in weak office submarkets. In Europe, signs of stabilization are emerging particularly in residential, logistics and hospitality property sectors. In the current environment, the main risk for the portfolio is related to refinancing and extension of maturing loans which is negatively affected by the impact of higher interest rates on collateral values and debt service. CRE loans often have a significant portion of principal payable at maturity. Under current market conditions, borrowers may have difficulty obtaining a new loan to repay the maturing debt or to meet conditions that allow extension of loans. This risk is further amplified for loans in the office segment due to increased uncertainty about letting prospects for office properties. Deutsche Bank is closely monitoring the CRE portfolio for development of such risks. The Group continues to proactively work with borrowers to address upcoming maturities to establish terms for loan amendments and extensions, which in many cases, are classified as forbearance triggering Stage 2 classification under IFRS 9 but are not always deemed modifications under IFRS (please see modification of financial assets and financial liabilities section). However, in certain cases, no agreement can be reached on loan extensions or loan amendments and the borrower’s inability to restructure or refinance leads to a default. This has resulted in higher Stage 3 ECL’s in 2023 and 2024. Overall, uncertainty remains with respect to future defaults and the timing of a full recovery in the CRE markets. The CRE portfolio consists of lending arrangements originated across various parts of the bank and client segments. The CRE portfolio under the Group’s CRE definition includes exposures reported under the Main Credit Exposure Categories by Industry Sectors for Real Estate Activities NACE and exposures reported under other NACE classifications including Financial and Insurance Activities. Within the CRE portfolio, the Group differentiates between recourse and non-recourse financing. Recourse CRE financings typically have a lower inherent risk profile based on recourse to creditworthy entities or individuals, in addition to mortgage collateral. Recourse CRE exposures range from secured recourse lending for business or commercial properties to property companies, Wealth Management clients, as well as other private and corporate clients. Non-recourse financings rely on sources of repayment that are typically limited to the cash flows generated by the financed property and the ability to refinance such loans may be constrained by the underlying property value and income stream generated by such property at the time of refinancing. The entire CRE loan portfolio is subject to periodic stress testing under Deutsche Bank’s Group Wide Stress Test Framework. In addition, Deutsche Bank uses bespoke portfolio stress testing for certain sub-segments of the CRE loan portfolio to obtain a more comprehensive view of potential downside risks. For the year ending December 31, 2024, the Group performed a bespoke portfolio stress test on a subset of the non-recourse financing portfolio deemed higher risk based on its heightened sensitivity to current CRE market stress factors, including higher interest rates, declining collateral values and elevated refinancing risk due to loan structures with a high proportion of their outstanding principal balance payable at maturity. As of December 31, 2024, the non-recourse portfolio subject to bespoke portfolio stress testing, also referred to as the higher risk CRE portfolio or the stress-tested CRE portfolio, amounted to € 29.3 billion of the € 36.5 billion non-recourse CRE portfolio, excluding only sub-portfolios with less impacted risk drivers such as data centers and municipal social housing, which benefit from strong underlying demand fundamentals. The reduction in the non-recourse CRE portfolio and stress-tested CRE portfolio since December 31, 2023 was € 1.7 billion and € 1.9 billion, respectively, mainly driven by loan repayments and loan sales partially offset by new loan originations. The following table provides an overview of the Group’s Real Estate Activities and other industry sectors (NACE classification) contributing to Deutsche Bank’s non-recourse and stress-tested CRE portfolio as of December 31, 2024, and December 31, 2023, respectively. Overview of CRE portfolio Dec 31, 2024 Dec 31, 2023 in € m. Gross Carrying Amount¹ Allowance for Credit Losses² Gross Carrying Amount¹ Allowance for Credit Losses² Real Estate Activities³ 49,859 664 49,267 460 thereof: non-recourse 23,979 547 25,073 382 thereof: stress-tested portfolio 20,361 527 21,331 364 Other industry sectors³ non-recourse 12,484 248 13,119 225 thereof: stress-tested portfolio 8,944 126 9,879 114 Total non-recourse CRE portfolio 36,463 795 38,192 606 thereof: stress-tested portfolio 29,305 653 31,210 478 1 Loans at amortized cost 2 Allowance for credit losses do not include allowance for country risk 3 Industry sector by NACE (Nomenclature des Activités Économiques dans la Communauté Européenne) code The following table shows the non-recourse CRE portfolio by IFRS 9 stages as well as provision for credit losses recorded as of December 31, 2024 and December 31, 2023. Non-recourse CRE portfolio Dec 31, 2024 Dec 31, 2023 in € m. Gross Carrying Amount¹ Gross Carrying Amount¹ Exposure by stages Stage 1 24,095 27,325 Stage 2 9,132 7,661 Stage 3 3,236 3,206 Total 36,463 38,192 2024 2023 Provision for Credit Losses² 500 445 1 Loans at amortized cost 2 Provision for Credit Losses do not include country risk provisions The year on year increase in Stage 2 and Stage 3 exposures is reflective of the deterioration in CRE markets leading to higher number of loans added to the watchlist and forbearance measures as well as increasing defaults. The following table shows the stress-tested CRE portfolio by IFRS 9 stages, region, property type and average weighted loan to value (LTV) as well as provision for credit losses recorded for the year ended December 31, 2024, and December 31, 2023, respectively. Stress-tested CRE portfolio Dec 31, 2024 Dec 31, 2023 in € m. Gross Carrying Amount¹ Gross Carrying Amount¹ Exposure by stages Stage 1 18,756 21,568 Stage 2 7,713 6,889 Stage 3 2,836 2,753 Total 29,305 31,210 thereof: North America 54% 56% Western Europe (including Germany) 39%2 36% Asia/Pacific 7% 7% thereof: offices 42% 42% North America 24% 23% Western Europe (including Germany) 17%3 17% Asia/Pacific 2% 2% thereof: residential 12% 14% thereof: hospitality 10% 10% thereof: retail 10% 9% Weighted average LTV, in % Investment Bank 66% 66% Corporate Bank 56% 53% Other Business 71% 68% 2024 2023 Provision for Credit Losses4 492 388 thereof: North America 400 298 1 Loans at amortized cost 2 Germany accounts for ca 8 % of the total stress-tested CRE portfolio 3 Office loans in Germany account for 10 % of total office loans in the stress-tested CRE portfolio 4 Provision for Credit Losses do not include country risk provisions The average LTV in the U.S. office loan segment was 81 % as of December 31, 2024, unchanged versus December 31, 2023. LTV calculations are based on latest externally appraised values which are additionally subject to regular interim internal adjustments. While the Group is updating CRE collateral values where applicable, such values and their underlying assumptions are subject to a higher degree of fluctuation and uncertainty in the current environment of heightened market volatility and reduced market liquidity. A continuation of the current stressed market conditions could have a further adverse impact on commercial real estate property values and LTV ratios. Stage classification and provisioning levels are primarily based on the Group’s assessment of a borrower’s ability to generate recurring cash flows, its ability to obtain refinancing at the loan’s maturity, and an assessment of the financed property’s collateral value. Deutsche Bank actively monitors these factors for potential signs of deterioration to ensure timely adjustment of the borrower’s loan classifications. When a loan is deemed to be impaired, the Group calculates required credit loss provisions using multiple potential scenarios for loan resolution, weighted by their expected probabilities and taking into account information available at that point. Such assessments are inherently subjective with respect to scenario weightings and subject to various assumptions, including future cash flows generated by a property and potential property liquidation proceeds. These assumptions are subject to uncertainties which are exacerbated in the current volatile market environment such that deviating developments to initial assumptions could have a material future impact on calculated provisions. Additional uncertainty exists within the office sector due to the uncertain long-term impact of remote working arrangements on demand for office space. The Group remains highly selective around new business, focusing on more resilient property types such as industrial or logistics. While central banks have started to cut short-term interest rates, the Group expects current CRE market conditions to continue, in the near-term particularly in the office sector which could result in further deterioration of asset quality and elevated credit loss provisions, which is reflected in the communicated guidance for credit loss provisions for 2025. Since the onset of the CRE market deterioration, the Group aims to assess the downside risk of additional credit losses in its higher risk non-recourse portfolio through a temporary bespoke stress testing focused on examining property values movements as basis of to identify potential losses on a portfolio basis. Stressed values are derived by applying an observed peak-to-trough market index decline (a commercial property value market index) to the appraised values plus an additional haircut, differentiated by property type and region. Implying a liquidation scenario, the stress analysis assumes a loss to occur on a loan when the stressed property value is less than the outstanding loan balance, i.e., the stress LTV beyond 100%. Based on the stress test assumptions and utilizing the stress-tested CRE portfolio of € 29.3 billion as of December 31, 2024, as a starting point, stress could result, in a worst case scenario, in approximately € 1.2 billion of credit losses, over multiple years based on the respective maturity profile. The allowance recorded against the stress tested portfolio was € 0.7 billion as of December 31, 2024. In a normalized stress scenario, taking into account recently observed trends and information, including indications of stabilizing CRE markets, the bank would expect incremental provisions of € 0.5 billion over the aforementioned period. The bespoke stress test has numerous limitations, including but not restricted to lack of differentiation based on individual asset performance, specific location or asset desirability, all of which could have a material impact on potential stress losses. Furthermore, calculated stress losses are sensitive to potential further deterioration of peak-to-trough index values and assumptions about incremental haircuts and incremental stress loss can therefore change in future. Changes in underlying assumptions could lead to a wider range of stress results and hence the Group's bespoke stress approach should be viewed as one of multiple possible scenarios. While the stress test aims to assess potential losses in an adverse scenario, Deutsche Bank believes that based on currently available information, the ECL estimate related to the Group’s CRE portfolio is within a reasonable range and thus represents the bank’s best estimate, considering the advanced stage of the current down cycle which is pointing towards stabilization as real estate values have adjusted to the shocks from higher interest rates and remote working trends Automotives The automotive industry environment poses a growing risk to Deutsche Bank’s Automotive and Supplier portfolio which is monitored closely given the challenging economic environment in Europe, Electric Vehicle (EV) transition and competition from China. The industry outlook from automotives remains subdued. Although car registrations have stabilized during 2024, the trend remains negative in key markets Germany, France, and Italy, while the U.S. and China have shown solid volume growth in 2024. The outlook however remains challenging especially for EU domiciled companies amid risks from Automotive Manufacturers facing potential EU fines as EV sales are well below mandated targets, potential U.S. import tariffs affecting sales in the key market U.S, competition from China and persistent excess capacities around the globe. The difficult industry environment has had limited impact on Deutsche Bank’s automotive and supplier portfolio thus far with only moderate downward rating migrations observed across overall portfolio with 68 % of clients rated as investment grade, a 6 % point decrease year on year. The Group feels comfortable with the portfolio size and composition, where the broader automotive sector represents 1.5 % of Deutsche Bank’s loans at amortized cost, with the core portfolio focused on strong quality Original Equipment Manufacturers (OEMs) and larger suppliers. Higher risk portfolios, including smaller suppliers, are closely tracked and tightly managed. Additionally, there have been limited loan loss allowance increases across counterparties domiciled in Germany where most of the allowance relates to historical stage 3 cases. Exposures in Automotives have been pro-actively screened over the past 18 months with higher risk clients added to watchlists. The bank believes the current macroeconomic and sector-specific challenges are thus adequately reflected in ratings, staging and credit loss allowances. The information below is based on an internal industry risk classification, aligned to the industry of the counterparty which is not fully congruent with the NACE applied elsewhere in this report, e.g. in the Asset Quality section. Group Automotive Loans Portfolio Dec 31, 2024 Dec 31, 2023 in € Gross Carrying Amount Allowance for Credit Losses Gross Carrying Amount Allowance for Credit Losses Exposure / allowances by stages Stage 1 5,402 5 5,768 4 Stage 2 1,374 9 984 10 Stage 3 291 173 439 124 Total 7,068 188 7,191 139 thereof: Germany1 2,421 133 2,774 119 1 Counterparty country of domicile Climate Risk Background and definitions Climate transition and physical risks present growing risks to the bank’s sectoral and regional portfolios. Transition risks, defined as the risks arising from the policy, technology and behavioural changes needed to decarbonize the global economy, are expected to lead to a progressive shift away from fossil fuel-based technologies in favour of renewable energy sources. This will generate increased risks for companies with carbon intensive business models who are unable to execute on credible transition plans. Deutsche Bank is exposed to transition risks via its lending to, and other business activities with, carbon intensive clients and physical assets. Physical risks, defined as the potential for physical damage and associated financial and non-financial losses due to rising temperatures, are increasing in frequency and intensity. Deutsche Bank is exposed to physical risks via its lending to, and other business activities with, clients and physical assets in regions which are vulnerable to acute events (e.g. wildfires, hurricanes) and chronic events (e.g. rising sea levels). Risk identification, assessment and management Managing climate transition and physical risks is a key component of the bank’s risk management and wider sustainability strategy. Climate risks are embedded into the bank’s risk frameworks and appetite, prioritizing clients and portfolios with the highest vulnerability based on a broad range of bespoke climate risk identification and classification approaches, including risk concentrations. All economic sectors are included in the analysis and the carbon-intensive sectors are subject to particular focus. A comprehensive Climate materiality assessment is performed on an annual basis which assesses potential impacts across a range of scenarios and timeframes. The assessment utilizes a range of quantitative estimation approaches including emissions and emission intensity estimates, physical risk loss estimates across a range of different temperature scenarios and client transition and physical risk scorecards. The materiality assessment is based on internal ratings migration for corporate lending exposures and the impact on collateral value for real estate exposures The quantitative assessment is supplemented by qualitative views from internal subject matter experts. The bank also conducts annual stress testing of climate and physical risks across a range of scenarios and timeframes. The results of these assessments are utilized to quantify potential downside risks and to identify clients in higher risk portfolios which are subject to enhanced due diligence as part of the bank’s credit approval process. Risk assessments are integrated into the internal credit rating process and are considered as potential triggers for inclusion in the Watchlist. Dedicated requirements for insurance arrangements are in place for real estate lending. To manage climate transition risks, net zero targets have been established for key carbon intensive sectors with dedicated governance in place to review transactions with a significant impact on target metrics. A detailed presentation and discussion of the bank’s net zero targets is provided in the Initial Transition Plan published in October 2023. Forward-looking impact analysis Based on the 2024 materiality assessment and climate stress test results the Group concludes that potential credit risk impacts are well-contained in both the short (1-2yr) and medium term (3-5yr) under current policy assumptions, and also in a scenario where all stated pledges by governments are enforced. The former scenario is considered most likely to occur in the short-to-medium term, that latter scenario is considered less likely to materialize in the current geopolitical environment. The 2024 materiality assessment concludes that long-term risks are potentially material across all scenarios but with a high degree of uncertainty over the results reflecting the very long-time frame, up to 25 years, and based on several conservative assumptions including static balance sheet. Risks to the portfolio would be significantly higher in a disorderly net zero scenario where following a prolonged period of inaction governments introduced punitive climate taxes and other policies with a very short implementation period. Deutsche Bank considers this scenario to be extremely unlikely to materialize in the short to medium term and thus the risk is reflected in our Economic Capital calculation rather than ECL. Both the materiality assessment and bespoke climate stress test have several limitations including but not limited to high levels of uncertainty on policy developments over the medium-to-long term, difficulty with precisely forecasting the location and severity of physical risk events and assumptions around the adaptive capabilities of our clients. Utilization of multiple scenarios is designed to mitigate these uncertainties. Based on these estimates Deutsche Bank believes that ECL estimates for higher transition and physical risk exposures are within reasonable ranges and require no additional corrective measure. A sensitivity analysis has been undertaken as part of the climate stress test that is based on reasonable ranges of potential variation for carbon prices and energy prices. The stressed ECL impacts at a one-year horizon were found to be from a single digit number for a Current Policies scenario to a low 2-digit figure for a Delayed Transition scenario. These estimations are aligned with the outputs of the materiality assessment. Conclusion To ensure that Deutsche Bank’s expected credit losses (ECL) model was taking into account the uncertainties in the macroeconomic environment throughout 2024, the Group reviewed emerging risks to assess its potential downside and to manage the bank’s credit strategy and risk appetite on an ongoing basis. Overall, Deutsche Bank believes the actions taken as a result of these reviews were designated to ensure the bank was adequately provisioned for its expected credit losses as of December 31, 2024.
Asset Quality [Abstract]
Asset Quality Excluding Forborne and Collateral [text block]
Overview of financial assets subject to impairment
The following tables provide an overview of the exposure amount and allowance for credit losses by financial asset class broken down into stages as per IFRS 9 requirements.
Overview of financial assets subject to impairment
	Dec 31, 2024					Dec 31, 2023
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Amortized cost¹
Gross carrying amount	681,147	63,836	15,214	609	760,807	692,091	55,704	12,799	806	761,400
Allowance for credit losses²	438	736	4,412	213	5,799	447	680	3,960	198	5,285
of which Loans
Gross carrying amount	417,456	56,540	14,974	609	489,579	418,311	52,834	12,576	806	484,527
Allowance for credit losses²	411	718	4,326	213	5,668	424	673	3,874	198	5,170

Fair value through OCI
Fair value	36,828	5,176	86	0	42,090	34,424	1,076	46	0	35,546
Allowance for credit losses	12	16	10	0	38	13	13	22	0	48

Off-balance sheet
Notional amount	313,625	25,983	2,225	7	341,840	292,747	23,778	2,282	8	318,814
Allowance for credit losses³	106	82	173	0	361	117	88	187	0	393

[1] Financial assets at amortized cost consist of: loans at amortized cost, cash and central bank balances, Interbank balances (w/o central banks), central bank funds sold and securities purchased under resale agreements, securities borrowed and certain subcategories of other assets
[2] Allowance for credit losses do not include allowance for country risk amounting to € 14 million as of December 31, 2024 and € 4 million as of December 31, 2023
[3] Allowance for credit losses do not include allowance for country risk amounting to € 2 million as of December 31, 2024 and € 9 million as of December 31, 2023
Financial assets at amortized cost
The following tables provide an overview of development of financial assets at amortized cost and related allowance for credit losses in each of the relevant reporting periods broken down into stages as per IFRS 9 requirements.
Development of exposures in the current reporting period
	Dec 31, 2024
	Gross carrying amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	692,091	55,704	12,799	806	761,400
Movements in financial assets including new business and credit extensions	73,483	934	2,151	(33)	76,536
Transfers due to changes in creditworthiness	(11,473)	9,079	2,394	0	0
Changes due to modifications that did not result in derecognition	(0)	9	(55)	0	(46)
Changes in models	-	-	-	-	-
Financial assets that have been derecognized during the period	(86,710)	(2,906)	(2,598)	(180)	(92,394)
Recovery of written off amounts	0	0	157	0	157
Foreign exchange and other changes	13,756	1,016	367	16	15,154
Balance, end of reporting period	681,147	63,836	15,214	609	760,807

Financial assets at amortized cost subject to impairment slightly decreased by € 1 billion in 2024, driven by stage 1:
–
Stage 1 exposures decreased by € 11 billion or 2% , primarily due a reduction in cash and central bank balances, partly offset by the increase in securities purchased under resale agreements.
–
Stage 2 exposures went up by € 8 billion or 15 % mainly due to a large single client in Corporate & Other and an increase in Private Bank mainly driven by residual temporary impacts following the Postbank integration.
–
Stage 3 exposures increased by € 2 billion or 16 % in 2024, mainly driven by new defaults in Private Bank and Corporate & Other. The latter were related to the CRE portfolio.
Development of exposures in the previous reporting period
	Dec 31, 2023
	Gross carrying amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	729,021	45,335	11,379	1,041	786,776
Movements in financial assets including new business and credit extensions	15,413	10,074	2,498	99	28,084
Transfers due to changes in creditworthiness	(4,513)	3,111	1,402	0	0
Changes due to modifications that did not result in derecognition	0	8	(40)	0	(32)
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period	(41,331)	(2,182)	(2,397)	(315)	(46,226)
Recovery of written off amounts	0	0	93	0	93
Foreign exchange and other changes	(6,499)	(641)	(136)	(18)	(7,295)
Balance, end of reporting period	692,091	55,704	12,799	806	761,400

Financial assets at amortized cost subject to impairment decreased by € 25 billion or 3 % in 2023, largely driven by Stage 1:
–
Stage 1 exposures declined by € 37 billion or 5% , primarily due to a reduction in cash and central bank balances and loans at amortized cost.
–
Stage 2 exposures increased by € 10 billion or 23 % largely driven by loans at amortized cost.
–
Stage 3 exposures went up by € 1 billion or 10 % in 2023, mainly driven by new defaults of single large clients in Private Bank as well as within the CRE portfolio in Investment Bank.
Development of allowance for credit losses in the current reporting period
	Dec 31, 2024
	Allowance for Credit Losses²
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI⁴	Total
Balance, beginning of year	447	680	3,960	198	5,285
Movements in financial assets including new business and credit extensions	(150)	194	1,814	3	1,861
Transfers due to changes in creditworthiness	128	(128)	0	N/M	0
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models	(2)-	(7)	0	0	(9)
Financial assets that have been derecognized during the period³	0	0	(1,229)	0	(1,229)
Recovery of written off amounts	0	0	157	0	157
Foreign exchange and other changes	15	(3)	(290)	11	(267)
Balance, end of reporting period	438	736	4,412	213	5,799
Provision for Credit Losses excluding country risk¹	(24)	59	1,814	3	1,852

[1] Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk
[2] Allowance for credit losses does not include allowance for country risk amounting to € 14 million as of December 31, 2024
[3] This position includes charge offs of allowance for credit losses
[4] The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 0 million in 2024 and € 0 million in 2023
Allowance for credit losses for financial assets at amortized cost subject to impairment went up by € 513 million or 10 % in 2024, driven by stage 3:
–
Stage 1 allowances decreased by € 9 million or 2 % mainly driven by Private Bank due to the exposure reduction and almost offset by the increases in Corporate Bank and Investment Bank.
–
Stage 2 allowances increased by € 56 million or 8 % largely due to Private Bank and Corporate Bank.
–
Stage 3 allowances went up by € 466 million or 11% , driven by additional charges in the CRE portfolio and in Corporate Bank as well as new defaults in Private Bank. The latter were offset to a large extent by non-performing loans sales.
The Group’s Stage 3 coverage ratio (defined as allowance for credit losses in Stage 3 (excluding POCI) as a percentage of financial assets at amortized cost in Stage 3 (excluding POCI)) amounted to 29 % in the current fiscal year, compared to 31 % in the prior year.
Due to model recalibrations as well as larger amounts of new defaults, net outflows from stage 1 due to changes in creditworthiness increased in 2024 on a year-over-year basis. Net inflows in stage 2 due to changes in creditworthiness increased in 2024, which was mainly due to model recalibrations and stage 2 reclassifications in the CRE portfolio. In 2024, net inflows in stage 3 (excluding POCI) increased compared to 2023. The increase in transfers to stage 3 due to creditworthiness in 2024 resulted from new defaults in Private Bank and Corporate & Other, as mentioned above.
Development of allowance for credit losses in the previous reporting period
	Dec 31, 2023
	Allowance for Credit Losses²
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI⁴	Total
Balance, beginning of year	533	626	3,656	180	4,995
Movements in financial assets including new business and credit extensions	(195)	294	1,647	32	1,778
Transfers due to changes in creditworthiness	170	(150)	(20)	N/M	0
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models	(57)-	(53)	0	0	(110)
Financial assets that have been derecognized during the period³	0	0	(1,145)	(52)	(1,197)
Recovery of written off amounts	0	0	93	0	93
Foreign exchange and other changes	(3)	(38)	(271)	38	(273)
Balance, end of reporting period	447	680	3,960	198	5,285
Provision for Credit Losses excluding country risk¹	(83)	92	1,627	32	1,668

[1] Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk
[2] Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2023
[3] This position includes charge offs of allowance for credit losses
[4] The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 0 million in 2023 and € 46 million in 2022
Allowance for credit losses for financial assets at amortized cost subject to impairment went up by € 291 million or 6 % in 2023, driven by stage 3:
–
Stage 1 allowances decreased by € 86 million or 16 % driven by non-recurring positive ECL model changes and an improved macroeconomic outlook.
–
Stage 2 allowances increased by € 54 million or 9 % due to the aforementioned overlays mainly related to envisaged ECL model changes (Forward Looking Information on LGDs), which led to an increase of Allowance for Credit Losses.
–
Stage 3 allowances decreased by € 323 million or 8% , mainly driven by new provisions and the release of the existing overlay related to parameter recalibrations required due to the new definition of default in Private Bank (which at first application led to a decrease of Allowance for Credit Losses), as mentioned in the Annual Report 2023.
The Group’s stage 3 coverage ratio (defined as allowance for credit losses in stage 3 (excluding POCI) as a percentage of financial assets at amortized cost in stage 3 (excluding POCI)) amounted to 31 % in the previous fiscal year.
Due to non-recurring positive ECL model changes, net transfers into stage 1 resulting from changes in creditworthiness increased in 2023 on a year-over-year basis. Net outflows from stage 2 due to changes in creditworthiness increased in 2023, which was mainly as a result of the improved macroeconomic environment. In 2023, net outflows from stage 3 (excluding POCI) increased compared to 2022. The immaterial amount of net outflows from stage 3 due to creditworthiness in 2023 resulted from a release of an overlay, as mentioned in the Annual Report 2023.
Financial assets at amortized cost by business division
	Dec 31, 2024
	Gross Carrying Amount¹					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Corporate Bank	115,541	12,770	3,015	0	131,326	86	121	1,006	0	1,212
Investment Bank	179,230	12,380	3,462	609	195,682	138	112	714	213	1,176
Private Bank	224,098	30,564	7,864	0	262,526	205	489	2,583	0	3,277
Asset Management	1,213	11	0	0	1,224	(0)	0	0	0	0
Corporate & Other	161,066	8,111	873	0	170,050	9	14	110	0	133
Total	681,147	63,836	15,214	609	760,807	438	736	4,412	213	5,799

[1] Gross Carrying Amount numbers per business division are reported after a reallocation of cash balances from business divisions to Corporate & Other.
	Dec 31, 2023
	Gross Carrying Amount¹					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Corporate Bank	105,812	13,706	2,812	0	122,329	67	110	876	0	1,053
Investment Bank	150,562	13,309	3,127	806	167,804	119	108	536	198	962
Private Bank	233,744	26,815	6,400	0	266,960	249	445	2,497	0	3,191
Asset Management	1,224	8	0	0	1,232	(0)	0	0	0	(0)
Corporate & Other	200,749	1,866	460	0	203,075	11	16	51	0	79
Total	692,091	55,704	12,799	806	761,400	447	680	3,960	198	5,285

[1] Gross Carrying Amount numbers per business division are reported after a reallocation of cash balances from business divisions to Corporate & Other
Financial assets at amortized cost by industry sector
The below table provides an overview of the Group’s asset quality by industry and is based on the NACE code of the counterparty. NACE (Nomenclature des Activités Économiques dans la Communauté Européenne) is a standard European industry classification system.
	Dec 31, 2024
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Agriculture, forestry and fishing	360	55	12	0	427	0	1	5	0	6
Mining and quarrying	1,687	234	4	0	1,926	3	5	3	0	11
Manufacturing	21,327	4,382	1,303	32	27,044	23	39	534	2	597
Electricity, gas, steam and air conditioning supply	3,898	407	210	0	4,515	6	8	77	0	92
Water supply, sewerage, waste management and remediation activities	527	63	5	0	595	1	1	3	0	4
Construction	3,643	713	207	45	4,609	5	8	81	13	106
Wholesale and retail trade, repair of motor vehicles and motorcycles	18,487	2,453	709	23	21,672	16	26	334	3	378
Transport and storage	4,145	829	259	24	5,257	4	4	45	(0)	53
Accommodation and food service activities	2,224	386	63	0	2,673	3	5	25	(0)	32
Information and communication	8,220	977	212	0	9,409	11	14	55	0	79
Financial and insurance activities	344,869	15,962	2,213	133	363,176	130	110	580	50	870
Real estate activities	35,812	10,860	3,604	173	50,448	18	48	512	88	666
Professional, scientific and technical activities	5,279	861	223	1	6,364	4	10	89	1	104
Administrative and support service activities	7,864	1,265	117	24	9,269	8	6	39	8	61
Public administration and defense, compulsory social security	23,217	1,018	641	0	24,876	10	3	31	0	44
Education	251	38	7	0	295	0	0	2	0	3
Human health services and social work activities	3,695	453	115	0	4,264	4	10	15	0	29
Arts, entertainment and recreation	716	95	11	0	822	0	1	4	0	6
Other service activities	16,190	810	419	113	17,532	13	6	144	30	193
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	178,025	21,971	4,879	42	204,917	180	431	1,835	18	2,464
Activities of extraterritorial organizations and bodies	711	5	0	0	716	0	0	0	0	0
Total	681,147	63,836	15,214	609	760,807	438	736	4,412	213	5,799

	Dec 31, 2023
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Agriculture, forestry and fishing	288	77	20	0	384	0	1	4	(0)	6
Mining and quarrying	2,538	277	8	0	2,823	2	3	4	0	9
Manufacturing	23,474	4,061	1,445	44	29,024	27	48	456	2	533
Electricity, gas, steam and air conditioning supply	4,253	206	73	0	4,532	3	3	16	0	23
Water supply, sewerage, waste management and remediation activities	491	21	5	0	517	1	0	3	0	5
Construction	3,248	893	213	60	4,414	5	9	80	12	107
Wholesale and retail trade, repair of motor vehicles and motorcycles	17,237	3,407	698	25	21,366	16	31	351	3	402
Transport and storage	4,083	1,075	165	24	5,346	6	10	30	(0)	46
Accommodation and food service activities	1,471	320	76	3	1,869	2	3	26	(0)	31
Information and communication	7,398	814	89	0	8,302	10	11	28	0	49
Financial and insurance activities	342,352	12,189	1,691	351	356,583	96	90	491	92	769
Real estate activities	37,907	8,954	2,630	185	49,675	19	49	321	75	464
Professional, scientific and technical activities	5,887	918	179	1	6,985	6	12	75	1	94
Administrative and support service activities	7,980	1,107	351	24	9,463	7	11	114	9	141
Public administration and defense, compulsory social security	26,536	489	742	0	27,767	15	1	28	0	45
Education	226	46	11	0	283	0	1	2	0	3
Human health services and social work activities	3,986	482	34	0	4,503	5	7	14	0	25
Arts, entertainment and recreation	769	229	31	1	1,030	1	5	3	0	10
Other service activities	8,436	648	225	86	9,395	11	6	119	6	143
Activities of households as employers, undifferentiated goods- and services- producing activities of households for own use	193,318	19,492	4,113	3	216,927	212	379	1,792	(2)	2,381
Activities of extraterritorial organizations and bodies	213	0	0	0	213	0	0	0	0	0
Total	692,091	55,704	12,799	806	761,400	447	680	3,960	198	5,285

Financial assets at amortized cost by region
	Dec 31, 2024
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Germany	256,977	24,236	4,579	0	285,792	205	447	2,181	(2)	2,831
Western Europe (excluding Germany)	158,729	13,601	3,525	321	176,177	117	186	1,114	154	1,572
Eastern Europe	8,996	804	205	0	10,004	4	12	38	0	54
North America	178,548	15,549	4,888	62	199,047	51	70	619	11	752
Central and South America	5,445	459	73	0	5,978	4	2	19	0	25
Asia/Pacific	61,195	8,423	979	114	70,711	41	15	281	(3)	333
Africa	4,159	530	604	0	5,293	10	3	33	0	46
Other	7,098	234	361	113	7,806	6	2	127	52	186
Total	681,147	63,836	15,214	609	760,807	438	736	4,412	213	5,799

	Dec 31, 2023
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Germany	297,495	21,499	3,653	0	322,648	214	390	1,936	(4)	2,537
Western Europe (excluding Germany)	134,375	15,228	3,410	560	153,573	116	179	1,076	194	1,564
Eastern Europe	8,768	1,058	396	0	10,221	4	11	47	0	62
North America	175,011	12,133	3,442	89	190,674	51	74	445	12	582
Central and South America	3,936	261	80	5	4,282	2	1	16	0	19
Asia/Pacific	52,290	5,031	909	92	58,322	28	23	317	1	370
Africa	4,099	187	717	0	5,003	8	1	30	0	39
Other	16,116	307	192	62	16,677	23	0	94	(5)	113
Total	692,091	55,704	12,799	806	761,400	447	680	3,960	198	5,285

Financial assets at amortized cost by rating class
	Dec 31, 2024
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
iAAA–iAA	226,138	7,186	0	0	233,324	2	0	0	0	2
iA	110,279	2,061	0	10	112,351	10	1	0	0	11
iBBB	179,697	7,150	0	0	186,847	54	12	0	0	66
iBB	140,755	20,146	0	0	160,901	246	111	0	0	358
iB	23,090	21,692	0	0	44,782	115	351	0	0	466
iCCC and below	1,188	5,601	15,214	599	22,603	11	260	4,412	213	4,896
Total	681,147	63,836	15,214	609	760,807	438	736	4,412	213	5,799

	Dec 31, 2023
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
iAAA–iAA	244,750	518	0	0	245,268	2	0	0	0	3
iA	101,538	2,359	0	9	103,907	8	1	0	0	9
iBBB	186,168	8,446	0	0	194,614	66	16	0	0	82
iBB	128,493	18,153	0	0	146,646	173	78	0	0	251
iB	28,531	20,040	0	0	48,571	165	294	0	0	459
iCCC and below	2,611	6,188	12,799	797	22,395	32	290	3,960	198	4,481
Total	692,091	55,704	12,799	806	761,400	447	680	3,960	198	5,285

The Group’s existing commitments to lend additional funds to debtors with Stage 3 financial assets at amortized cost amounted to € 710 million as of December 31, 2024, and € 816 million as of December 31, 2023.
Collateral held against financial assets at amortized cost in Stage 3
	Dec 31, 2024			Dec 31, 2023
in € m.	Gross Carrying Amount	Collateral	Guarantees	Gross Carrying Amount	Collateral	Guarantees
Financial Assets at Amortized Cost (Stage 3)¹	15,214	6,242	1,368	12,799	4,451	1,435

[1] Stage 3 excluding POCI assets
In 2024, collateral and guarantees held against financial assets at amortized cost in Stage 3 increased by € 1.7 billion, or 29 % mainly driven by Private Bank.
Due to full collateralization the Group did not recognize an allowance for credit losses against financial assets at amortized cost in Stage 3 for € 1.6 billion in 2024 and € 408 million in 2023.
Modified assets at amortized cost
A financial asset is considered modified when its contractual cash flows are renegotiated or otherwise modified. Renegotiation or modification may or may not lead to derecognition of the old and recognition of the new financial instrument. This section covers modified financial assets that have not been derecognized.
Under IFRS 9, when the terms of a Financial Asset are renegotiated or modified and the modification does not result in derecognition, a gain or loss is recognized in the income statement as the difference between the original contractual cash flows and the modified cash flows discounted at the original effective interest rate (EIR). For modified financial assets the determination of whether the asset’s credit risk has increased significantly reflects the comparison of:
– The remaining lifetime probability of default (PD) at the reporting date based on the modified terms; with
– The remaining lifetime PD estimated based on data at initial recognition and based on the original contractual terms.
The following table provides the overview of modified financial assets at amortized cost broken down into IFRS 9 stages.
Modified Assets at Amortized Cost
	Dec 31, 2024					Dec 31, 2023
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Amortized cost carrying amount prior to modification	0	726	132	0	858	0	1,072	220	0	1,292
Net modification gain/losses recognized	0	9	(55)	0	(46)	0	5	(40)	0	(35)

In 2024, the bank has observed the decrease of € 434 million in modified assets at amortized cost due to client related modifications, driven by Investment Bank and Private Bank.
In 2024, the Group has not observed any amounts of modified assets that have been upgraded to Stage 1. The bank has not observed any subsequent re-deterioration of those assets into Stages 2 and 3.
In 2023, the Group has not observed any amounts of modified assets that have been upgraded to Stage 1. The bank has not observed any subsequent re-deterioration of those assets into Stages 2 and 3.
Financial assets at fair value through other comprehensive income
The fair value of financial assets at fair value through other comprehensive income (FVOCI) subject to impairment under IFRS 9 was € 42 billion at December 31, 2024, compared to € 36 billion at December 31, 2023. Allowance for credit losses against these assets remained at very low levels (€ 38 million as of December 31, 2024 and € 48 million as of December 31, 2023). Due to immateriality no further breakdown is provided for financial assets at FVOCI.
Off-balance sheet lending commitments and guarantee business
The following tables provide an overview of the nominal amount and credit loss allowance for the Group’s off-balance sheet financial asset class broken down into stages as per IFRS 9 requirements.
Development of nominal amount in the current reporting period
	Dec 31, 2024
	Nominal Amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	292,747	23,778	2,282	8	318,814
Movements including new business	14,542	(662)	(25)	(0)	13,855
Transfers due to changes in creditworthiness	(2,108)	2,215	(107)	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	8,444	652	76	(0)	9,171
Balance, end of reporting period	313,625	25,983	2,225	7	341,840
of which: Financial guarantees	61,279	11,752	436	0	73,467

Development of nominal amount in the previous reporting period
	Dec 31, 2023
	Nominal Amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	296,062	18,478	2,625	8	317,173
Movements including new business	4,062	2,510	(235)	0	6,337
Transfers due to changes in creditworthiness	(3,040)	3,094	(54)	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	(4,337)	(304)	(54)	0	(4,696)
Balance, end of reporting period	292,747	23,778	2,282	8	318,814
of which: Financial guarantees	58,405	5,991	401	0	64,798

Development of allowance for credit losses in the current reporting period
	Dec 31, 2024
	Allowance for Credit Losses[2]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	117	88	187	0	393
Movements including new business	(22)	3	(19)	0	(38)
Transfers due to changes in creditworthiness	10	(9)	(0)	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	1	(1)	5	0	6
Balance, end of reporting period	106	82	173	0	361
of which: Financial guarantees	67	49	99	0	214
Provision for Credit Losses excluding country risk[1]	(13)	(6)	(20)	0	(38)

[1] The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[2] Allowance for credit losses does not include allowance for country risk amounting to € 2 million as of December 31, 2024
Development of allowance for credit losses in the previous reporting period
	Dec 31, 2023
	Allowance for Credit Losses[2]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	144	97	310	0	551
Movements including new business	(39)	(3)	(118)	0	(160)
Transfers due to changes in creditworthiness	11	(4)	(7)	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	1	(2)	3	0	2
Balance, end of reporting period	117	88	187	0	393
of which: Financial guarantees	84	37	113	0	233
Provision for Credit Losses excluding country risk[1]	(28)	(7)	(125)	0	(160)

[1] The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[2] Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of December 31, 2023
Legal claims
Assets subject to enforcement activity consist of assets, which have been fully or partially written off and the Group still continues to pursue recovery of the asset. Such enforcement activity comprises for example cases where the bank continues to devote resources (e.g. our Legal Department/CRM workout unit) towards recovery, either via legal channels or third party recovery agents. Enforcement activity also applies to cases where the Bank maintains outstanding and unsettled legal claims. This is irrespective of whether amounts are expected to be recovered and the recovery timeframe. It may be common practice in certain jurisdictions for recovery cases to span several years.
Amounts outstanding on financial assets that were written off during the reporting period and are still subject to enforcement activity amounted to € 222 million and € 334 million in 2024 and 2023 respectively, mainly in Corporate Bank.

Asset Quality Forborne Assets [text block]	Renegotiated and forborne assets at amortized costs For economic or legal reasons the bank might enter into a forbearance agreement with a borrower who faces or will face financial difficulties in order to ease the contractual obligation for a limited period of time. A case-by-case approach is applied for corporate clients considering each transaction and client-specific facts and circumstances. For consumer loans the bank offers forbearances for a limited period of time, in which the total or partial outstanding or future instalments are deferred to a later point of time. However, the amount not paid including accrued interest during this period must be re-compensated at a later point of time. Repayment options include distribution over residual tenor, a one-off payment or a tenor extension. Forbearances are restricted and depending on the economic situation of the client, the Group’s risk management strategies and the local legislation. In case a forbearance agreement is entered into, an impairment measurement is conducted as described below, an impairment charge is taken if necessary and the loan is subsequently recorded as impaired. In the Group’s management and reporting of forborne assets at amortized costs, the bank follows the EBA definition for forbearances and non-performing loans (Implementing Technical Standards (ITS) on Supervisory reporting on forbearance and non-performing exposures under article 99(4) of Regulation (EU) No 575/2013). Once the conditions mentioned in the ITS are met, the Group reports the loan as being forborne; removes the asset from the bank’s forbearance reporting, once the discontinuance criteria in the ITS are met (i.e., the contract is considered as performing, a minimum two year probation period has passed, regular payments of more than an insignificant aggregate amount of principal or interest have been made during at least half of the probation period, and none of the exposures to the debtor is more than 30 days past-due at the end of the probation period). Forborne financial assets at amortized cost Dec 31, 2024 Dec 31, 2023 Performing Non-performing Totalforborneloans atamortizedcost Performing Non-performing Totalforborneloans atamortizedcost in € m. Stage 1 Stage 2 Stage 1 Stage 2 Stage 3 Stage 1 Stage 2 Stage 1 Stage 2 Stage 3 German 174 2,248 0 4 1,056 3,481 426 2,356 0 7 812 3,600 Non-German 93 7,049 0 16 4,687 11,845 639 4,399 0 194 3,632 8,864 Total 267 9,297 0 20 5,742 15,326 1,065 6,755 0 201 4,444 12,464 Development of forborne financial assets at amortized cost in € m. Dec 31, 2024 Dec 31, 2023 Balance beginning of period 12,464 11,143 Classified as forborne during the year 8,572 4,007 Transferred to non-forborne during the year (including repayments) (6,020) (2,500) Charge-offs (211) (80) Exchange rate and other movements 521 (106) Balance end of period 15,326 12,464 Forborne assets at amortized cost increased by € 2.9 billion, or 23% in 2024, largely driven by real estate exposures across various divisions. Forborne assets at amortized cost increased by € 1.3 billion, or 12% in 2023. This was driven by an increase in Investment Bank.
Asset Quality Collateral [text block]	Collateral Obtained The Group obtains collateral on the balance sheet only in certain cases by either taking possession of collateral held as security or by calling upon other credit enhancements. Collateral obtained is made available for sale in an orderly fashion or through public auctions, with the proceeds used to repay or reduce outstanding indebtedness. Generally, the bank does not occupy obtained properties for its business use. Collateral Obtained during the reporting period in € m. 2024 2023 Commercial real estate 251 0 Residential real estate1 3 3 Other 0 11 Total collateral obtained during the reporting period 254 14 1 Carrying amount of foreclosed residential real estate properties amounted to € 17 million as of December 31, 2024 and € 30 million as of December 31, 2023 The increase of € 240 million in collateral obtained during 2024 relates to a small number of foreclosed commercial real estate properties in the US. The collateral obtained, as shown in the table above, excludes collateral recorded as a result of consolidating securitization trusts under IFRS 10. In 2024 and 2023, the Group obtained € 4 million of collateral related to these trusts.
Trading Market Risk Exposures [Abstract]
Value-at-Risk Metrics of Trading Units of Deutsche Bank Group [text block]	The tables and graph below present the Historic Simulation value-at-risk metrics calculated with a 99% confidence level and a one-day holding period for the Group’s trading units. Value-at-Risk of Trading Units by Risk Type¹ Total Diversificationeffect Interest raterisk Credit spreadrisk Equity pricerisk Foreign exchangerisk² Commodity pricerisk in € m. 2024 2023 2024 2023 2024 2023 2024 2023 2024 2023 2024 2023 2024 2023 Average 31.4 40.7 (41.2) (46.3) 26.9 27.5 22.9 38.6 10.2 7.8 11.6 12.1 1.0 0.9 Maximum 60.6 74.3 (27.2) (21.2) 55.1 40.1 35.5 68.4 15.6 14.9 19.0 17.4 1.8 2.8 Minimum 19.0 23.2 (56.2) (64.9) 13.4 15.7 17.6 21.9 6.2 4.5 6.3 8.2 0.3 0.2 Period-end 24.9 39.0 (48.3) (31.9) 31.3 20.3 19.5 28.4 10.8 11.0 10.1 10.9 1.5 0.3 1 Figures for 2024 as of December 31, 2024. Figures for 2023 as of December 31, 2023 2 Includes value-at-risk from gold and other precious metal positions
Regulatory Measures Incremental Risk Charge [text block]	For regulatory reporting purposes, the incremental risk charge for the respective reporting dates represents the higher of the spot value at the reporting dates, and their preceding 12-week average calculation. Average, Maximum and Minimum Incremental Risk Charge of Trading Units (with a 99.9% confidence level and one-year capital horizon)1,2,3 Total Credit Trading Global Rates Emerging Markets Other in € m. 2024 2023 2024 2023 2024 2023 2024 2023 2024 2023 Average 604.9 563.3 191.8 (15.0) 210.1 363.4 205.9 228.1 (2.9) (13.2) Maximum 755.5 904.6 247.3 121.4 375.7 892.5 350.1 349.9 49.5 32.0 Minimum 501.5 330.3 95.3 (130.9) 125.4 198.7 142.9 122.4 (54.2) (80.6) Period-end 501.5 570.3 176.5 90.8 125.4 198.7 229.5 284.5 (29.9) (3.6) 1 Amounts show the bands within which the values fluctuated during the 12-weeks preceding December 31, 2024 and December 31, 2023, respectively 2 Business line breakdowns have been updated for 2024 reporting to better reflect the current business structure 3 All liquidity horizons are set to 12 months
Disclosure of Nontrading Market Risk Exposure [text block]	Non-trading Market Risk Exposures Economic Capital Usage for Non-trading Market Risk The following table shows the Non-trading Market Risk economic capital usage by risk type: Economic Capital Usage by risk type. Economic capital usage in € m. Dec 31, 2024 Dec 31, 2023 Interest rate risk 2,770 2,980 Credit spread risk 184 60 Equity and Investment risk 1,172 1,044 Foreign exchange risk 1,665 1,273 Pension risk 944 1,106 Guaranteed funds risk 100 59 Total non-trading market risk portfolios 6,835 6,523 The economic capital figures do take into account diversification benefits between the different risk types. Economic Capital Usage for Non-trading Market Risk totaled € 6.8 billion as of December 31, 2024, which is € 0.3 billion above the economic capital usage at year-end 2023. The increase in economic capital was predominantly driven by higher structural positions taken to protect the bank’s capital ratio against changes in exchange rates, partially offset by the reduction in exposures to interest rate risks. – Interest rate risk; economic capital charge for interest rate risk in the banking book, including gap risk, basis risk and option risk, such as the risk of a change in client behavior embedded in modelled non-maturity deposits or prepayment risk; in total the economic capital usage for December 31, 2024 was € 2.8 billion , compared to € 3.0 billion for December 31, 2023 – Credit spread risk; economic capital charge for portfolios in the banking book subject to credit spread risk; economic capital usage was € 184 million as of December 31, 2024, versus € 60 million as of December 31, 2023 – Equity and Investment risk; economic capital charge for equity risk from a structural short position in the bank’s own share price arising from the Group’s equity compensation plans, and from the non-consolidated investment holdings, such as strategic investments and alternative assets the economic capital usage was € 1.2 billion as of December 31, 2024, compared to € 1.0 billion as of December 31, 2023 – Foreign exchange risk; foreign exchange risk predominantly arises from the Group’s structural position taken to protect the sensitivity of the bank’s capital ratio against changes in the exchange rates. The economic capital usage was € 1.7 billion as of December 31, 2024, versus € 1.3 billion as of December 31, 2023 – Pension risk; this risk arises from the Group’s defined benefit obligations, including interest rate risk and inflation risk, credit spread risk, equity risk and longevity risk. The economic capital usage was € 0.9 billion as of December 31, 2024, compared to € 1.1 billion as of December 31, 2023 – Guaranteed funds risk; risk arising from guaranteed fund products offered by our asset management division offering a partial or full guarantee on the clients’ investment. The risk materializes if the value of the underlying investment fund on guarantee date is lower than the guaranteed amount. The economic capital usage was € 100 million as of December 31, 2024, versus € 59 million as of December 31, 2023.
Disclosure of Liquidity Risk Exposure [Abstract]
Funding Markets and Capital Issuance [text block]	Liquidity Risk Exposure Funding Markets and Capital Markets Issuance Multiple macro topics emerged during 2024 and weighed on markets, including CRE-related worries in February, political turmoil in France during June, an unexpected rate hike of the BOJ end of July as well as weak economic data out of the US in August put investors into a risk-off mood. Despite creating a dent, those events were not material enough to outweigh risk-on mood. Against this backdrop, the Bank navigated well through the markets and successfully concluded its issuance activity at € 18.0 billion, in line with our guidance of ending the year at the upper end of a 13 to 18 billion euro range. In contrast to market fears, credit markets showed a constructive performance despite the multiple disruptions with broader indices trading tighter vs. year end 2023. Following rating upgrades in 2023, DB’s spreads rallied in the first half of 2024 while trading roughly flat in the second half. Otherwise, no idiosyncratic anomalies, which led to wider levels. DB’s CDS and EUR spreads performed well this year, DB’s USD spreads exhibited an even better performance. The total issuance volume of € 18.0 billion is split as follows: € 3.0 billion in capital issuances, € 6.9 billion of senior non-preferred funding, € 8.1 billion in senior preferred. From a currency perspective, the total issuance volume is divided as follows: Euros(€ 9.6 billion), US dollars (€ 6.2 billion), Japanese Yen (€ 0.6 billion) and other currencies aggregated (€ 1.6 billion). The Group’s investor base for 2024 issuances was as follows: asset managers and pension funds (62%), banks (11%), retail customers (8%), insurance companies (7%), other institutional investors (7%), Governments and agencies (2%) and Other (3%). The geographical distribution was split between Germany (16%), rest of Europe (44%), U.S. (23%), Asia/Pacific (14%) and Other (3%). The average spread of issuance over 3-months-Euribor/RFR (Risk Free Rate) was 110 bps for the full year. The average tenor was 5.6 years. The Group issued the following volumes over each quarter: Q1: € 5.1 billion, Q2: € 5.6 billion, Q3: € 5.6 billion and Q4: € 1.7 billion. Deutsche Bank’s issuance plan for 2025 is € 15-20 billion, broadly in line with last year’s plan. Focus will be on senior non-preferred bonds and capital instruments. Senior preferred issuances will be primarily in non-benchmark format. The Group also plans to raise a portion of this funding in U.S. dollar and may enter into cross currency swaps to manage any residual requirements. The Bank has total capital markets maturities, excluding legally exercisable calls, of approximately € 12 billion. Furthermore, the Bank issued structured notes with a volume of around € 10 billion in 2024 and plans to issue ~ € 9 billion in 2025. This activity is conducted by the FIC division and not part of the Treasury issuance plan.
Funding Diversification Performance [text block]
Funding Diversification
In 2024, total external funding increased by € 49.5 billion from € 975.3 billion at December 31, 2023, to € 1,024.8 billion at December 31, 2024. Funding from the Corporate Bank has increased by € 23.3 billion, most pronounced in sight deposits. In the Private Bank, growth of € 12.6 billion was primarily driven by term deposits. The unsecured Wholesale Funding portfolio increased by € 6.5 billion, thereof € 3.6 billion from Investment Bank deposits. In addition, Capital Markets and Equity increased by € 17.9 billion driven by an increase of € 2.6 billion in Equity and € 15.3 billion in long-term Debt Issuances. Secured funding and shorts have decreased by € 18.3 billion, driven by € 15.0 billion prepayments of TLTRO (Targeted Longer-Term Refinancing Operations) and € 3.3 billion reductions in repurchase operations. Additional growth of € 7.7 billion in the Other Customers bucket was mainly driven by increase in Long-Term Debt due to growth from the ETF structures.
Composition of External Funding Sources

[1] Other Customers includes fiduciary deposits, X-markets notes and margin/Prime Brokerage cash balances (shown on a net basis)
Reference: Reconciliation to total balance sheet of € 1,391.0 billion (€ 1,317.3 billion): Derivatives & settlement balances € 288.8 billion (€ 266.5 billion), add-back for netting effect for margin/Prime Brokerage cash balances (shown on a net basis) € 42.2 billion (€ 40.2 billion), other non-funding liabilities € 35.3 billion (€ 35.4 billion) for December 31, 2024, and December 31, 2023, respectively